UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ASYLX

December 31, 2024

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Fund Information

AB Select US Long/Short Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASYLX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$83	1.60%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,000	$10,123
06/16	$10,027	$10,527
06/17	$10,828	$12,411
06/18	$11,954	$14,195
06/19	$12,699	$15,674
06/20	$13,114	$16,850
06/21	$16,415	$23,724
06/22	$15,719	$21,206
06/23	$16,739	$25,361
06/24	$19,478	$31,589
12/24	$20,712	$34,254

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	6.33%	18.51%	8.95%	7.55%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ASYLX-S for the most recent performance information.

Advisor Class: ASYLX

1

Key Fund Statistics

Net Assets	$1,442,802,077
# of Portfolio Holdings	91
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$10,812,780

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.7%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc. - Class A	3.3%
Berkshire Hathaway, Inc. - Class B	3.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.3%
JPMorgan Chase & Co.	1.6%
Bank of America Corp.	1.4%
Capital One Financial Corp.	1.3%

10 Top Short Holdings (as % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.6)%
Invesco CurrencyShares Euro Currency Trust	(0.1)%
Acadia Realty Trust	(0.1)%
Yelp, Inc.	(0.1)%
Roper Technologies, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp. - Class A	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	27.1%	(0.7)%
Information Technology	20.2%	(0.1)%
Financials	14.9%	(0.1)%
Communication Services	9.6%	(0.1)%
Health Care	7.6%	(0.0)%
Industrials	6.0%	(0.1)%
Consumer Discretionary	4.4%	(0.0)%
Consumer Staples	3.8%	(0.0)%
Energy	3.3%	(0.0)%
Utilities	1.9%	(0.0)%
Materials	0.4%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	2.0%	(0.0)%

Advisor Class: ASYLX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASYLX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ASYLX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ASYLX

3

SULS-ADV-0154-1224

Class A: ASLAX

December 31, 2024

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Fund Information

AB Select US Long/Short Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASLAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	1.85%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index
12/14	$9,578	$10,000
06/15	$9,569	$10,123
06/16	$9,571	$10,527
06/17	$10,310	$12,411
06/18	$11,351	$14,195
06/19	$12,025	$15,674
06/20	$12,398	$16,850
06/21	$15,473	$23,724
06/22	$14,778	$21,206
06/23	$15,695	$25,361
06/24	$18,224	$31,589
12/24	$19,349	$34,254

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	6.17%	18.18%	8.67%	7.29%
Class A (with sales charges)	1.68%	13.13%	7.73%	6.82%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ASLAX-S for the most recent performance information.

Class A: ASLAX

1

Key Fund Statistics

Net Assets	$1,442,802,077
# of Portfolio Holdings	91
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$10,812,780

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.7%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc. - Class A	3.3%
Berkshire Hathaway, Inc. - Class B	3.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.3%
JPMorgan Chase & Co.	1.6%
Bank of America Corp.	1.4%
Capital One Financial Corp.	1.3%

10 Top Short Holdings (as % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.6)%
Invesco CurrencyShares Euro Currency Trust	(0.1)%
Acadia Realty Trust	(0.1)%
Yelp, Inc.	(0.1)%
Roper Technologies, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp. - Class A	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	27.1%	(0.7)%
Information Technology	20.2%	(0.1)%
Financials	14.9%	(0.1)%
Communication Services	9.6%	(0.1)%
Health Care	7.6%	(0.0)%
Industrials	6.0%	(0.1)%
Consumer Discretionary	4.4%	(0.0)%
Consumer Staples	3.8%	(0.0)%
Energy	3.3%	(0.0)%
Utilities	1.9%	(0.0)%
Materials	0.4%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	2.0%	(0.0)%

Class A: ASLAX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASLAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ASLAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ASLAX

3

SULS-A-0154-1224

Class C: ASCLX

December 31, 2024

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Fund Information

AB Select US Long/Short Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASCLX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	2.60%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index
12/14	$10,000	$10,000
06/15	$9,957	$10,123
06/16	$9,879	$10,527
06/17	$10,565	$12,411
06/18	$11,553	$14,195
06/19	$12,143	$15,674
06/20	$12,416	$16,850
06/21	$15,385	$23,724
06/22	$14,588	$21,206
06/23	$15,389	$25,361
06/24	$17,716	$31,589
12/24	$18,740	$34,254

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	5.78%	17.31%	7.85%	6.48%
Class C (with sales charges)	4.80%	16.31%	7.85%	6.48%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ASCLX-S for the most recent performance information.

Class C: ASCLX

1

Key Fund Statistics

Net Assets	$1,442,802,077
# of Portfolio Holdings	91
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$10,812,780

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.7%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc. - Class A	3.3%
Berkshire Hathaway, Inc. - Class B	3.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.3%
JPMorgan Chase & Co.	1.6%
Bank of America Corp.	1.4%
Capital One Financial Corp.	1.3%

10 Top Short Holdings (as % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.6)%
Invesco CurrencyShares Euro Currency Trust	(0.1)%
Acadia Realty Trust	(0.1)%
Yelp, Inc.	(0.1)%
Roper Technologies, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp. - Class A	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	27.1%	(0.7)%
Information Technology	20.2%	(0.1)%
Financials	14.9%	(0.1)%
Communication Services	9.6%	(0.1)%
Health Care	7.6%	(0.0)%
Industrials	6.0%	(0.1)%
Consumer Discretionary	4.4%	(0.0)%
Consumer Staples	3.8%	(0.0)%
Energy	3.3%	(0.0)%
Utilities	1.9%	(0.0)%
Materials	0.4%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	2.0%	(0.0)%

Class C: ASCLX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASCLX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ASCLX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ASCLX

3

SULS-C-0154-1224

Class I: ASILX

December 31, 2024

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Fund Information

AB Select US Long/Short Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASILX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.56%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,017	$10,123
06/16	$10,044	$10,527
06/17	$10,855	$12,411
06/18	$11,990	$14,195
06/19	$12,736	$15,674
06/20	$13,166	$16,850
06/21	$16,479	$23,724
06/22	$15,784	$21,206
06/23	$16,817	$25,361
06/24	$19,569	$31,589
12/24	$20,812	$34,254

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class I	6.35%	18.47%	8.98%	7.61%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ASILX-S for the most recent performance information.

Class I: ASILX

1

Key Fund Statistics

Net Assets	$1,442,802,077
# of Portfolio Holdings	91
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$10,812,780

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.7%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc. - Class A	3.3%
Berkshire Hathaway, Inc. - Class B	3.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.3%
JPMorgan Chase & Co.	1.6%
Bank of America Corp.	1.4%
Capital One Financial Corp.	1.3%

10 Top Short Holdings (as % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.6)%
Invesco CurrencyShares Euro Currency Trust	(0.1)%
Acadia Realty Trust	(0.1)%
Yelp, Inc.	(0.1)%
Roper Technologies, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp. - Class A	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	27.1%	(0.7)%
Information Technology	20.2%	(0.1)%
Financials	14.9%	(0.1)%
Communication Services	9.6%	(0.1)%
Health Care	7.6%	(0.0)%
Industrials	6.0%	(0.1)%
Consumer Discretionary	4.4%	(0.0)%
Consumer Staples	3.8%	(0.0)%
Energy	3.3%	(0.0)%
Utilities	1.9%	(0.0)%
Materials	0.4%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	2.0%	(0.0)%

Class I: ASILX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASILX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ASILX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class I: ASILX

3

SULS-I-0154-1224

Advisor Class: WPSGX

December 31, 2024

AB Concentrated Growth Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSGX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.75%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,342	$10,123
06/16	$9,706	$10,527
06/17	$12,254	$12,411
06/18	$13,810	$14,195
06/19	$16,981	$15,674
06/20	$18,184	$16,850
06/21	$26,399	$23,724
06/22	$21,768	$21,206
06/23	$24,712	$25,361
06/24	$28,562	$31,589
12/24	$29,744	$34,254

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	4.13%	11.09%	9.83%	11.52%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/WPSGX-S for the most recent performance information.

Advisor Class: WPSGX

1

Key Fund Statistics

Net Assets	$815,510,800
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,873,979

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$78,343,085	9.6%
Microsoft Corp.	$76,814,581	9.4%
Amazon.com, Inc.	$75,971,027	9.3%
Cooper Cos., Inc. (The)	$48,731,358	6.0%
Eaton Corp. PLC	$47,322,007	5.8%
IQVIA Holdings, Inc.	$41,304,830	5.1%
Amphenol Corp. - Class A	$39,594,140	4.9%
Charles Schwab Corp. (The)	$38,186,126	4.7%
Automatic Data Processing, Inc.	$38,138,328	4.7%
Roper Technologies, Inc.	$36,948,339	4.5%
Total	$521,353,821	64.0%

Sector Breakdown

Value	Value
Information Technology	30.8%
Financials	17.4%
Health Care	17.4%
Consumer Discretionary	12.7%
Industrials	10.5%
Consumer Staples	4.5%
Materials	3.0%
Real Estate	2.9%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Advisor Class: WPSGX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSGX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/WPSGX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CG-ADV-0154-1224

Advisor Class: WPSGX

3

Class A: WPASX

December 31, 2024

AB Concentrated Growth Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPASX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index
12/14	$9,575	$10,000
06/15	$9,893	$10,123
06/16	$9,261	$10,527
06/17	$11,663	$12,411
06/18	$13,108	$14,195
06/19	$16,080	$15,674
06/20	$17,179	$16,850
06/21	$24,875	$23,724
06/22	$20,459	$21,206
06/23	$23,170	$25,361
06/24	$26,713	$31,589
12/24	$27,781	$34,254

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	4.00%	10.80%	9.55%	11.24%
Class A (with sales charges)	-0.42%	6.09%	8.60%	10.76%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/WPASX-S for the most recent performance information.

Class A: WPASX

1

Key Fund Statistics

Net Assets	$815,510,800
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,873,979

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$78,343,085	9.6%
Microsoft Corp.	$76,814,581	9.4%
Amazon.com, Inc.	$75,971,027	9.3%
Cooper Cos., Inc. (The)	$48,731,358	6.0%
Eaton Corp. PLC	$47,322,007	5.8%
IQVIA Holdings, Inc.	$41,304,830	5.1%
Amphenol Corp. - Class A	$39,594,140	4.9%
Charles Schwab Corp. (The)	$38,186,126	4.7%
Automatic Data Processing, Inc.	$38,138,328	4.7%
Roper Technologies, Inc.	$36,948,339	4.5%
Total	$521,353,821	64.0%

Sector Breakdown

Value	Value
Information Technology	30.8%
Financials	17.4%
Health Care	17.4%
Consumer Discretionary	12.7%
Industrials	10.5%
Consumer Staples	4.5%
Materials	3.0%
Real Estate	2.9%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Class A: WPASX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPASX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/WPASX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

CG-A-0154-1224

Class A: WPASX

3

Class C: WPCSX

December 31, 2024

AB Concentrated Growth Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPCSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.76%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,294	$10,123
06/16	$9,564	$10,527
06/17	$11,958	$12,411
06/18	$13,340	$14,195
06/19	$16,241	$15,674
06/20	$17,218	$16,850
06/21	$24,745	$23,724
06/22	$20,203	$21,206
06/23	$22,700	$25,361
06/24	$25,978	$31,589
12/24	$26,920	$34,254

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	3.63%	9.99%	8.73%	10.41%
Class C (with sales charges)	2.70%	9.01%	8.73%	10.41%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/WPCSX-S for the most recent performance information.

Class C: WPCSX

1

Key Fund Statistics

Net Assets	$815,510,800
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,873,979

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$78,343,085	9.6%
Microsoft Corp.	$76,814,581	9.4%
Amazon.com, Inc.	$75,971,027	9.3%
Cooper Cos., Inc. (The)	$48,731,358	6.0%
Eaton Corp. PLC	$47,322,007	5.8%
IQVIA Holdings, Inc.	$41,304,830	5.1%
Amphenol Corp. - Class A	$39,594,140	4.9%
Charles Schwab Corp. (The)	$38,186,126	4.7%
Automatic Data Processing, Inc.	$38,138,328	4.7%
Roper Technologies, Inc.	$36,948,339	4.5%
Total	$521,353,821	64.0%

Sector Breakdown

Value	Value
Information Technology	30.8%
Financials	17.4%
Health Care	17.4%
Consumer Discretionary	12.7%
Industrials	10.5%
Consumer Staples	4.5%
Materials	3.0%
Real Estate	2.9%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Class C: WPCSX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPCSX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/WPCSX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

CG-C-0154-1224

Class C: WPCSX

3

Class I: WPSIX

December 31, 2024

AB Concentrated Growth Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.83%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,342	$10,123
06/16	$9,710	$10,527
06/17	$12,260	$12,411
06/18	$13,818	$14,195
06/19	$16,995	$15,674
06/20	$18,201	$16,850
06/21	$26,403	$23,724
06/22	$21,759	$21,206
06/23	$24,687	$25,361
06/24	$28,519	$31,589
12/24	$29,690	$34,254

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class I	4.11%	11.01%	9.77%	11.50%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/WPSIX-S for the most recent performance information.

Class I: WPSIX

1

Key Fund Statistics

Net Assets	$815,510,800
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,873,979

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$78,343,085	9.6%
Microsoft Corp.	$76,814,581	9.4%
Amazon.com, Inc.	$75,971,027	9.3%
Cooper Cos., Inc. (The)	$48,731,358	6.0%
Eaton Corp. PLC	$47,322,007	5.8%
IQVIA Holdings, Inc.	$41,304,830	5.1%
Amphenol Corp. - Class A	$39,594,140	4.9%
Charles Schwab Corp. (The)	$38,186,126	4.7%
Automatic Data Processing, Inc.	$38,138,328	4.7%
Roper Technologies, Inc.	$36,948,339	4.5%
Total	$521,353,821	64.0%

Sector Breakdown

Value	Value
Information Technology	30.8%
Financials	17.4%
Health Care	17.4%
Consumer Discretionary	12.7%
Industrials	10.5%
Consumer Staples	4.5%
Materials	3.0%
Real Estate	2.9%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Class I: WPSIX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/WPSIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CG-I-0154-1224

Class I: WPSIX

3

Class Z: WPSZX

December 31, 2024

AB Concentrated Growth Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$38	0.73%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,342	$10,123
06/16	$9,710	$10,527
06/17	$12,262	$12,411
06/18	$13,821	$14,195
06/19	$17,001	$15,674
06/20	$18,212	$16,850
06/21	$26,442	$23,724
06/22	$21,810	$21,206
06/23	$24,764	$25,361
06/24	$28,630	$31,589
12/24	$29,821	$34,254

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class Z	4.15%	11.11%	9.86%	11.55%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/WPSZX-S for the most recent performance information.

Class Z: WPSZX

1

Key Fund Statistics

Net Assets	$815,510,800
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,873,979

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$78,343,085	9.6%
Microsoft Corp.	$76,814,581	9.4%
Amazon.com, Inc.	$75,971,027	9.3%
Cooper Cos., Inc. (The)	$48,731,358	6.0%
Eaton Corp. PLC	$47,322,007	5.8%
IQVIA Holdings, Inc.	$41,304,830	5.1%
Amphenol Corp. - Class A	$39,594,140	4.9%
Charles Schwab Corp. (The)	$38,186,126	4.7%
Automatic Data Processing, Inc.	$38,138,328	4.7%
Roper Technologies, Inc.	$36,948,339	4.5%
Total	$521,353,821	64.0%

Sector Breakdown

Value	Value
Information Technology	30.8%
Financials	17.4%
Health Care	17.4%
Consumer Discretionary	12.7%
Industrials	10.5%
Consumer Staples	4.5%
Materials	3.0%
Real Estate	2.9%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Class Z: WPSZX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/WPSZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CG-Z-0154-1224

Class Z: WPSZX

3

Advisor Class: CIGYX

December 31, 2024

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Fund Information

AB Concentrated International Growth Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIGYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.89%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI EAFE Index (net)
04/15	$10,000	$10,000
06/15	$9,770	$9,762
06/16	$8,487	$8,770
06/17	$10,619	$10,547
06/18	$12,065	$11,269
06/19	$12,428	$11,390
06/20	$13,312	$10,806
06/21	$17,817	$14,301
06/22	$11,513	$11,760
06/23	$13,027	$13,968
06/24	$12,593	$15,579
12/24	$12,231	$15,355

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 4/15/2015
Advisor Class	-2.88%	-0.94%	-1.98%	2.09%
MSCI EAFE Index (net)	-1.44%	3.82%	4.73%	4.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CIGYX-S for the most recent performance information.

Advisor Class: CIGYX

1

Key Fund Statistics

Net Assets	$140,554,171
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$512,418

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Information Technology	24.2%
Consumer Discretionary	16.0%
Health Care	15.1%
Industrials	14.8%
Consumer Staples	9.6%
Communication Services	8.9%
Financials	6.8%
Materials	1.6%
Short-Term Investments	3.4%
Other assets less liabilities	-0.4%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$12,953,242	9.2%
Compass Group PLC	$8,203,927	5.8%
ASML Holding NV	$7,267,005	5.2%
Schneider Electric SE	$6,031,203	4.3%
London Stock Exchange Group PLC	$5,927,797	4.2%
Lonza Group AG (REG)	$5,927,764	4.2%
Keyence Corp.	$5,869,446	4.2%
Cellnex Telecom SA	$5,779,227	4.1%
Pan Pacific International Holdings Corp.	$4,995,962	3.6%
Kerry Group PLC - Class A	$4,793,968	3.4%
Total	$67,749,541	48.2%

Country Breakdown

Value	Value
Japan	23.4%
United Kingdom	19.1%
Germany	9.2%
Netherlands	7.9%
Switzerland	6.8%
France	4.6%
United States	4.3%
Spain	4.1%
Ireland	3.4%
Denmark	3.1%
Taiwan	3.1%
Hong Kong	2.8%
China	2.1%
India	1.6%
Others	1.5%
Short-Term Investments	3.4%
Other assets less liabilities	-0.4%

Advisor Class: CIGYX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CIGYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CIGYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

CIG-ADV-0154-1224

Advisor Class: CIGYX

3

Class A: CIAGX

December 31, 2024

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Fund Information

AB Concentrated International Growth Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIAGX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI EAFE Index (net)
04/15	$9,579	$10,000
06/15	$9,358	$9,762
06/16	$8,105	$8,770
06/17	$10,118	$10,547
06/18	$11,477	$11,269
06/19	$11,789	$11,390
06/20	$12,585	$10,806
06/21	$16,806	$14,301
06/22	$10,842	$11,760
06/23	$12,237	$13,968
06/24	$11,791	$15,579
12/24	$11,446	$15,355

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 4/15/2015
Class A (without sales charges)	-2.92%	-1.14%	-2.21%	1.85%
Class A (with sales charges)	-7.06%	-5.34%	-3.06%	1.40%
MSCI EAFE Index (net)	-1.44%	3.82%	4.73%	4.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CIAGX-S for the most recent performance information.

Class A: CIAGX

1

Key Fund Statistics

Net Assets	$140,554,171
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$512,418

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Information Technology	24.2%
Consumer Discretionary	16.0%
Health Care	15.1%
Industrials	14.8%
Consumer Staples	9.6%
Communication Services	8.9%
Financials	6.8%
Materials	1.6%
Short-Term Investments	3.4%
Other assets less liabilities	-0.4%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$12,953,242	9.2%
Compass Group PLC	$8,203,927	5.8%
ASML Holding NV	$7,267,005	5.2%
Schneider Electric SE	$6,031,203	4.3%
London Stock Exchange Group PLC	$5,927,797	4.2%
Lonza Group AG (REG)	$5,927,764	4.2%
Keyence Corp.	$5,869,446	4.2%
Cellnex Telecom SA	$5,779,227	4.1%
Pan Pacific International Holdings Corp.	$4,995,962	3.6%
Kerry Group PLC - Class A	$4,793,968	3.4%
Total	$67,749,541	48.2%

Country Breakdown

Value	Value
Japan	23.4%
United Kingdom	19.1%
Germany	9.2%
Netherlands	7.9%
Switzerland	6.8%
France	4.6%
United States	4.3%
Spain	4.1%
Ireland	3.4%
Denmark	3.1%
Taiwan	3.1%
Hong Kong	2.8%
China	2.1%
India	1.6%
Others	1.5%
Short-Term Investments	3.4%
Other assets less liabilities	-0.4%

Class A: CIAGX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CIAGX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CIAGX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CIG-A-0154-1224

Class A: CIAGX

3

Class C: CICGX

December 31, 2024

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Fund Information

AB Concentrated International Growth Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CICGX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.89%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI EAFE Index (net)
04/15	$10,000	$10,000
06/15	$9,750	$9,762
06/16	$8,392	$8,770
06/17	$10,392	$10,547
06/18	$11,698	$11,269
06/19	$11,932	$11,390
06/20	$12,645	$10,806
06/21	$16,765	$14,301
06/22	$10,725	$11,760
06/23	$12,010	$13,968
06/24	$11,489	$15,579
12/24	$11,119	$15,355

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 4/15/2015
Class C (without sales charges)	-3.22%	-1.84%	-2.93%	1.10%
Class C (with sales charges)	-4.19%	-2.82%	-2.93%	1.10%
MSCI EAFE Index (net)	-1.44%	3.82%	4.73%	4.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CICGX-S for the most recent performance information.

Class C: CICGX

1

Key Fund Statistics

Net Assets	$140,554,171
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$512,418

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Information Technology	24.2%
Consumer Discretionary	16.0%
Health Care	15.1%
Industrials	14.8%
Consumer Staples	9.6%
Communication Services	8.9%
Financials	6.8%
Materials	1.6%
Short-Term Investments	3.4%
Other assets less liabilities	-0.4%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$12,953,242	9.2%
Compass Group PLC	$8,203,927	5.8%
ASML Holding NV	$7,267,005	5.2%
Schneider Electric SE	$6,031,203	4.3%
London Stock Exchange Group PLC	$5,927,797	4.2%
Lonza Group AG (REG)	$5,927,764	4.2%
Keyence Corp.	$5,869,446	4.2%
Cellnex Telecom SA	$5,779,227	4.1%
Pan Pacific International Holdings Corp.	$4,995,962	3.6%
Kerry Group PLC - Class A	$4,793,968	3.4%
Total	$67,749,541	48.2%

Country Breakdown

Value	Value
Japan	23.4%
United Kingdom	19.1%
Germany	9.2%
Netherlands	7.9%
Switzerland	6.8%
France	4.6%
United States	4.3%
Spain	4.1%
Ireland	3.4%
Denmark	3.1%
Taiwan	3.1%
Hong Kong	2.8%
China	2.1%
India	1.6%
Others	1.5%
Short-Term Investments	3.4%
Other assets less liabilities	-0.4%

Class C: CICGX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CICGX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CICGX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CIG-C-0154-1224

Class C: CICGX

3

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

DEC 12.31.24

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CONCENTRATED GROWTH FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Information Technology – 30.8%
Electronic Equipment, Instruments & Components – 4.8%
Amphenol Corp. – Class A	570,110	$39,594,140

IT Services – 4.4%
Gartner, Inc.(a)	73,424	35,571,725

Software – 21.6%
Cadence Design Systems, Inc.(a)	101,833	30,596,743
Fair Isaac Corp.(a)	15,845	31,546,286
Microsoft Corp.	182,241	76,814,581
Roper Technologies, Inc.	71,075	36,948,339

		175,905,949

		251,071,814

Financials – 17.4%
Capital Markets – 4.7%
Charles Schwab Corp. (The)	515,959	38,186,126

Financial Services – 9.6%
Mastercard, Inc. – Class A	148,780	78,343,085

Insurance – 3.1%
Arthur J Gallagher & Co.	90,443	25,672,245

		142,201,456

Health Care – 17.4%
Health Care Equipment & Supplies – 6.0%
Cooper Cos., Inc. (The)(a)	530,092	48,731,358

Life Sciences Tools & Services – 7.1%
Illumina, Inc.(a)	126,024	16,840,587
IQVIA Holdings, Inc.(a)	210,192	41,304,830

		58,145,417

Pharmaceuticals – 4.3%
Zoetis, Inc.	214,828	35,001,926

		141,878,701

Consumer Discretionary – 12.7%
Broadline Retail – 9.3%
Amazon.com, Inc.(a)	346,283	75,971,027

Specialty Retail – 3.4%
TJX Cos., Inc. (The)	229,260	27,696,901

		103,667,928

Industrials – 10.5%
Electrical Equipment – 5.8%
Eaton Corp. PLC	142,592	47,322,007

abfunds.com	AB CONCENTRATED GROWTH FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 4.7%
Automatic Data Processing, Inc.	130,285	$38,138,328

		85,460,335

Consumer Staples – 4.5%
Beverages – 4.5%
Constellation Brands, Inc. – Class A	165,306	36,532,626

Materials – 3.0%
Chemicals – 3.0%
Ecolab, Inc.	103,510	24,254,463

Real Estate – 2.9%
Specialized REITs – 2.9%
American Tower Corp.	130,996	24,025,976

Total Common Stocks (cost $528,989,677)		809,093,299

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.43%(b)(c)(d) (cost $7,676,150)	7,676,150	7,676,150

Total Investments – 100.2%
(cost $536,665,827)		816,769,449
Other assets less liabilities – (0.2)%		(1,258,649)

Net Assets – 100.0%		$815,510,800

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

2 | AB CONCENTRATED GROWTH FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

December 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $528,989,677)	$809,093,299
Affiliated issuers (cost $7,676,150)	7,676,150
Unaffiliated dividends receivable	574,202
Receivable for capital stock sold	201,551
Affiliated dividends receivable	29,175
Receivable due from Adviser	1,140

Total assets	817,575,517

Liabilities
Payable for capital stock redeemed	1,212,233
Advisory fee payable	455,840
Transfer Agent fee payable	28,130
Distribution fee payable	24,253
Administrative fee payable	18,516
Directors’ fees payable	586
Accrued expenses and other liabilities	325,159

Total liabilities	2,064,717

Net Assets	$815,510,800

Composition of Net Assets
Capital stock, at par	$1,550
Additional paid-in capital	499,789,835
Distributable earnings	315,719,415

Net Assets	$815,510,800

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$56,831,732	1,108,399	$51.27	*

C	$13,856,088	301,490	$45.96

Advisor	$736,541,283	13,933,729	$52.86

I	$1,376,775	26,042	$52.87

Z	$6,904,922	130,186	$53.04

*	The maximum offering price per share for Class A shares was $53.55 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB CONCENTRATED GROWTH FUND | 3

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$3,377,609
Affiliated issuers	185,617
Interest	114	$3,563,340

Expenses
Advisory fee (see Note B)	2,880,327
Distribution fee—Class A	77,251
Distribution fee—Class C	75,913
Transfer agency—Class A	14,359
Transfer agency—Class C	3,586
Transfer agency—Advisor Class	186,131
Transfer agency—Class I	856
Transfer agency—Class Z	968
Registration fees	56,131
Custody and accounting	46,905
Administrative	44,257
Printing	36,010
Legal	23,749
Audit and tax	19,282
Directors’ fees	16,746
Miscellaneous	18,971

Total expenses	3,501,442
Less: expenses waived and reimbursed by the Adviser (see Note B)	(6,348)

Net expenses		3,495,094

Net investment income		68,246

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		69,203,344
Net change in unrealized appreciation (depreciation) of investments		(31,722,376)

Net gain on investment transactions		37,480,968

Net Increase in Net Assets from Operations		$37,549,214

See notes to financial statements.

4 | AB CONCENTRATED GROWTH FUND	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$68,246		$2,137,364
Net realized gain on investment transactions	69,203,344		84,292,393
Net change in unrealized appreciation (depreciation) of investments	(31,722,376)		74,588,938

Net increase in net assets from operations	37,549,214		161,018,695
Distributions to Shareholders
Class A	(6,099,704)		(564,612)
Class C	(1,651,046)		(144,876)
Advisor Class	(77,688,930)		(12,231,657)
Class R	– 0	–	(1,087)
Class K	– 0	–	(11,750)
Class I	(141,277)		(15,142)
Class Z	(765,295)		(190,527)
Capital Stock Transactions
Net decrease	(38,687,843)		(393,096,696)

Total decrease	(87,484,881)		(245,237,652)
Net Assets
Beginning of period	902,995,681		1,148,233,333

End of period	$815,510,800		$902,995,681

See notes to financial statements.

abfunds.com	AB CONCENTRATED GROWTH FUND | 5

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated Growth Fund (the “Fund”), a non-diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class I, Class Z. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

6 | AB CONCENTRATED GROWTH FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

abfunds.com	AB CONCENTRATED GROWTH FUND | 7

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified

8 | AB CONCENTRATED GROWTH FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$809,093,299		$	– 0	–	$	– 0	–	$809,093,299
Short-Term Investments	7,676,150			– 0	–		– 0	–	7,676,150

Total Investments in Securities	816,769,449			– 0	–		– 0	–	816,769,449
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$816,769,449		$	– 0	–	$	– 0	–	$816,769,449

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

abfunds.com	AB CONCENTRATED GROWTH FUND | 9

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

10 | AB CONCENTRATED GROWTH FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65% of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.24%, 1.99%, .99%, .99% and .99% of daily average net assets for Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. For the six months ended December 31, 2024, there was no such waiver/reimbursement. The Expense Caps may not be terminated by the Adviser prior to October 31, 2025.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund

abfunds.com	AB CONCENTRATED GROWTH FUND | 11

NOTES TO FINANCIAL STATEMENTS (continued)

by the Adviser. For the six months ended December 31, 2024, the reimbursement for such services amounted to $44,257.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $54,269 for the six months ended December 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $910 from the sale of Class A shares and received $1 and $391 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2024.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2024, such waiver amounted to $6,348.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2024 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/24 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,717	$119,173	$115,214	$7,676	$186

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (“the Agreement”) pursuant to Rule 12b-1 under the 1940 Act for Class A, Class C, Class R and Class K. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $292,816, $155 and $50 for Class C, Class R and Class K shares, respectively. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$98,593,909		$229,129,680
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$289,429,593
Gross unrealized depreciation	(9,325,971)

Net unrealized appreciation	$280,103,622

abfunds.com	AB CONCENTRATED GROWTH FUND | 13

NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended December 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30, 2024

Class A
Shares sold	33,254	134,499	$1,854,943	$6,793,234

Shares issued in reinvestment of dividends and distributions	95,570	9,978	5,188,504	487,344

Shares converted from Class C	7,985	52,471	451,163	2,622,297

Shares redeemed	(137,827)	(316,591)	(7,875,427)	(15,888,286)

Net decrease	(1,018)	(119,643)	$(380,817)	$(5,985,411)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30, 2024	Six Months Ended December 31, 2024 (unaudited)			Year Ended June 30, 2024
Class C
Shares sold	5,443		29,189		$281,044		$1,345,425

Shares issued in reinvestment of distributions	27,967		2,754		1,361,420		122,891

Shares converted to Class A	(8,813)		(57,440)		(451,163)		(2,622,297)

Shares redeemed	(26,783)		(72,849)		(1,378,431)		(3,350,217)

Net decrease	(2,186)		(98,346)		$(187,130)		$(4,504,198)

Advisor Class
Shares sold	534,172		2,707,132		$30,940,475		$139,618,191

Shares issued in reinvestment of dividends and distributions	1,136,903		186,771		63,621,109		9,362,849

Shares redeemed	(2,238,446)		(9,709,877)		(129,697,917)		(519,114,637)

Net decrease	(567,371)		(6,815,974)		$(35,136,333)		$(370,133,597)

Class R
Shares sold	– 0	–	1,089	$	– 0	–	$52,053

Shares issued in reinvestment of dividends and distributions	– 0	–	21		– 0	–	1,013

Shares redeemed	– 0	–	(4,122)		– 0	–	(207,083)

Net increase (decrease)	– 0	–	(3,012)	$	– 0	–	$(154,017)

Class K
Shares sold	– 0	–	1,362	$	– 0	–	$68,807

Shares issued in reinvestment of dividends and distributions	– 0	–	241		– 0	–	11,750

Shares redeemed	– 0	–	(27,172)		– 0	–	(1,453,574)

Net increase (decrease)	– 0	–	(25,569)	$	– 0	–	$(1,373,017)

Class I
Shares sold	787		1,808		$45,840		$94,445

Shares issued in reinvestment of dividends and distributions	2,506		300		140,274		15,038

Shares redeemed	(988)		(2,480)		(61,177)		(135,053)

Net increase (decrease)	2,305		(372)		$124,937		$(25,570)

abfunds.com	AB CONCENTRATED GROWTH FUND | 15

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30, 2024
Class Z
Shares sold	4,553	63,445	$262,693	$3,217,871

Share issued in reinvestment of dividends and distributions	4,895	922	274,848	46,360

Shares redeemed	(62,795)	(273,088)	(3,646,041)	(14,185,117)

Net decrease	(53,347)	(208,721)	$(3,108,500)	$(10,920,886)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$3,920,445	$301
Long-term capital gains	9,239,206	21,245,661

Total taxable distributions paid	$13,159,651	$21,245,962

abfunds.com	AB CONCENTRATED GROWTH FUND | 17

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,072,119
Undistributed capital gains	52,676,162	(a)
Unrealized appreciation (depreciation)	310,768,172	(b)

Total accumulated earnings (deficit)	$364,516,453

(a)	During the fiscal year, the Fund utilized $8,307,606 of capital loss carry forwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2024, the Fund did not have any capital loss carryforwards.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 54.71	$ 47.93	$ 43.16	$ 58.21	$ 41.70	$ 40.35

Income From Investment Operations

Net investment income (loss)(a)(b)	(.06)	(.01)	.04	(.11)	(.08)	(.10)

Net realized and unrealized gain (loss) on investment transactions	2.58	7.28	5.60	(8.64)	18.40	2.87

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.52	7.27	5.64	(8.75)	18.32	2.77

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.07)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(5.96)	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total dividends and distributions	(5.96)	(.49)	(.87)	(6.30)	(1.81)	(1.42)

Net asset value, end of period	$ 51.27	$ 54.71	$ 47.93	$ 43.16	$ 58.21	$ 41.70

Total Return

Total investment return based on net asset value(d)	4.00%	15.30%	13.25%	(17.75)%	44.80%	6.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,832	$60,693	$58,903	$55,057	$62,979	$37,615

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.00	%^	1.00%	1.00%	1.00%	1.01%	1.12%

Expenses, before waivers/reimbursements	1.01	%^	1.00%	1.00%	1.00%	1.01%	1.15%

Net investment income (loss)(b)	(.20	)%^	(.03)%	.08%	(.20)%	(.15)%	(.24)%

Portfolio turnover rate	11%	11%	25%	40%	26%	23%

See footnote summary on page 24.

abfunds.com	AB CONCENTRATED GROWTH FUND | 19

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 49.78	$ 43.91	$ 39.92	$ 54.65	$ 39.53	$ 38.61

Income From Investment Operations

Net investment loss(a)(b)	(.25)	(.36)	(.28)	(.49)	(.43)	(.38)

Net realized and unrealized gain (loss) on investment transactions	2.39	6.65	5.14	(7.94)	17.36	2.72

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.14	6.29	4.86	(8.43)	16.93	2.34

Less: Distributions

Distributions from net realized gain on investment transactions	(5.96)	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Net asset value, end of period	$ 45.96	$ 49.78	$ 43.91	$ 39.92	$ 54.65	$ 39.53

Total Return

Total investment return based on net asset value(d)	3.63%	14.44%	12.36%	(18.36)%	43.71%	6.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,856	$15,118	$17,654	$20,406	$31,765	$28,210

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.76	%^	1.75%	1.75%	1.75%	1.75%	1.87%

Expenses, before waivers/reimbursements	1.76	%^	1.75%	1.75%	1.75%	1.76%	1.90%

Net investment loss(b)	(.95	)%^	(.78)%	(.68)%	(.96)%	(.91)%	(.99)%

Portfolio turnover rate	11%	11%	25%	40%	26%	23%

See footnote summary on page 24.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 56.24	$ 49.25	$ 44.22	$ 59.41	$ 42.42	$ 40.93

Income From Investment Operations

Net investment income(a)(b)	.01	.11	.15	.03	.05	.01

Net realized and unrealized gain (loss) on investment transactions	2.65	7.49	5.75	(8.86)	18.75	2.90

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.66	7.60	5.90	(8.83)	18.80	2.91

Less: Dividends and Distributions

Dividends from net investment income	(.08)	(.19)	– 0	–	(.06)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(5.96)	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total dividends and distributions	(6.04)	(.61)	(.87)	(6.36)	(1.81)	(1.42)

Net asset value, end of period	$ 52.86	$ 56.24	$ 49.25	$ 44.22	$ 59.41	$ 42.42

Total Return

Total investment return based on net asset value(d)	4.13%	15.58%	13.52%	(17.54)%	45.17%	7.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$736,541	$815,497	$1,049,761	$957,097	$1,152,671	$699,504

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.76%	.87%

Expenses, before waivers/reimbursements	.76	%^	.75%	.75%	.75%	.76%	.90%

Net investment income(b)	.05	%^	.22%	.33%	.05%	.10%	.02%

Portfolio turnover rate	11%	11%	25%	40%	26%	23%

See footnote summary on page 24.

abfunds.com	AB CONCENTRATED GROWTH FUND | 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 56.25	$ 49.30	$ 44.29	$ 59.48	$ 42.50	$ 41.00

Income From Investment Operations

Net investment income (loss)(a)(b)	(.01)	.08	.13	(.04)	.02	.01

Net realized and unrealized gain (loss) on investment transactions	2.65	7.49	5.75	(8.85)	18.77	2.91

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.64	7.57	5.88	(8.89)	18.79	2.92

Less: Dividends and Distributions

Dividends from net investment income	(.06)	(.20)	– 0	–	.00	(c)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(5.96)	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total dividends and distributions	(6.02)	(.62)	(.87)	(6.30)	(1.81)	(1.42)

Net asset value, end of period	$ 52.87	$ 56.25	$ 49.30	$ 44.29	$ 59.48	$ 42.50

Total Return

Total investment return based on net asset value(d)	4.11%	15.52%	13.45%	(17.59)%	45.06%	7.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,377	$1,335	$1,189	$8	$89	$18

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.83	%^	.81%	.83%	.81%	.83%	.86%

Expenses, before waivers/reimbursements	.83	%^	.81%	.83%	.81%	.83%	.88%

Net investment income (loss)(b)	(.02	)%^	.16%	.29%	(.06)%	.03%	.03%

Portfolio turnover rate	11%	11%	25%	40%	26%	23%

See footnote summary on page 24.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 56.41	$ 49.36	$ 44.31	$ 59.52	$ 42.49	$ 40.98

Income From Investment Operations

Net investment income(a)(b)	.02	.13	.16	.04	.10	.02

Net realized and unrealized gain (loss) on investment transactions	2.66	7.50	5.76	(8.87)	18.74	2.91

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.68	7.63	5.92	(8.83)	18.84	2.93

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.16)	– 0	–	(.08)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(5.96)	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total distributions	(6.05)	(.58)	(.87)	(6.38)	(1.81)	(1.42)

Net asset value, end of period	$ 53.04	$ 56.41	$ 49.36	$ 44.31	$ 59.52	$ 42.49

Total Return

Total investment return based on net asset value(d)	4.15%	15.61%	13.54%	(17.52)%	45.19%	7.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,905	$10,353	$19,361	$82,429	$107,956	$2,007

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.73	%^	.72%	.72%	.72%	.78%	.84%

Expenses, before waivers/reimbursements	.73	%^	.72%	.72%	.72%	.78%	.87%

Net investment income(b)	.07	%^	.25%	.34%	.07%	.18%	.04%

Portfolio turnover rate	11%	11%	25%	40%	26%	23%

See footnote summary on page 24.

abfunds.com	AB CONCENTRATED GROWTH FUND | 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

24 | AB CONCENTRATED GROWTH FUND	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser (the “Advisory Agreement”) in respect of AB Concentrated Growth Fund (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund, and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters

abfunds.com	AB CONCENTRATED GROWTH FUND | 25

as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the

26 | AB CONCENTRATED GROWTH FUND	abfunds.com

Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of

abfunds.com	AB CONCENTRATED GROWTH FUND | 27

compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or

28 | AB CONCENTRATED GROWTH FUND	abfunds.com

reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than a median. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB CONCENTRATED GROWTH FUND | 29

NOTES

30 | AB CONCENTRATED GROWTH FUND	abfunds.com

NOTES

abfunds.com	AB CONCENTRATED GROWTH FUND | 31

NOTES

32 | AB CONCENTRATED GROWTH FUND	abfunds.com

AB CONCENTRATED GROWTH FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

CG-0152-1224

DEC 12.31.24

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Information Technology – 24.2%
Electronic Equipment, Instruments & Components – 4.2%
Keyence Corp.	14,440	$5,869,446

IT Services – 0.9%
Capgemini SE	7,764	1,268,075

Semiconductors & Semiconductor Equipment – 9.9%
ASML Holding NV	10,375	7,267,005
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	21,977	4,340,237
Tokyo Electron Ltd.	15,560	2,338,968

		13,946,210

Software – 9.2%
SAP SE	52,661	12,953,242

		34,036,973

Consumer Discretionary – 16.0%
Broadline Retail – 3.6%
Pan Pacific International Holdings Corp.	183,900	4,995,962

Hotels, Restaurants & Leisure – 7.8%
Compass Group PLC	246,561	8,203,927
InterContinental Hotels Group PLC	22,692	2,823,419

		11,027,346

Specialty Retail – 2.6%
Fast Retailing Co., Ltd.	10,800	3,643,289

Textiles, Apparel & Luxury Goods – 2.0%
LVMH Moet Hennessy Louis Vuitton SE	4,231	2,783,121

		22,449,718

Health Care – 15.1%
Health Care Equipment & Supplies – 7.7%
ConvaTec Group PLC(a)	1,210,882	3,347,003
Hoya Corp.	30,400	3,772,831
Terumo Corp.	191,200	3,691,256

		10,811,090

Life Sciences Tools & Services – 4.2%
Lonza Group AG (REG)	10,043	5,927,764

Pharmaceuticals – 3.2%
Novo Nordisk A/S – Class B	51,259	4,422,720

		21,161,574

Industrials – 14.8%
Aerospace & Defense – 2.7%
BAE Systems PLC	267,064	3,831,105

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Building Products – 1.4%
Daikin Industries Ltd.	16,675	$1,945,653

Electrical Equipment – 4.3%
Schneider Electric SE	24,226	6,031,203

Machinery – 1.8%
Techtronic Industries Co., Ltd.	197,300	2,593,695

Professional Services – 2.6%
Recruit Holdings Co., Ltd.	52,600	3,656,116

Trading Companies & Distributors – 2.0%
Ashtead Group PLC	44,758	2,769,090

		20,826,862

Consumer Staples – 9.6%
Beverages – 1.4%
Davide Campari-Milano NV(b)	319,081	1,996,942

Food Products – 6.5%
Kerry Group PLC – Class A	49,706	4,793,968
Kikkoman Corp.	266,950	2,964,258
Nestle SA (REG)	16,337	1,340,339

		9,098,565

Personal Care Products – 1.7%
L’Oreal SA	6,813	2,411,821

		13,507,328

Communication Services – 8.9%
Diversified Telecommunication Services – 4.1%
Cellnex Telecom SA(b)(c)	182,965	5,779,227

Entertainment – 2.7%
Universal Music Group NV(b)	149,972	3,836,151

Interactive Media & Services – 2.1%
Tencent Holdings Ltd.	54,450	2,906,150

		12,521,528

Financials – 6.8%
Banks – 1.6%
HDFC Bank Ltd. (ADR)	34,976	2,233,567

Capital Markets – 4.2%
London Stock Exchange Group PLC	41,995	5,927,797

Insurance – 1.0%
AIA Group Ltd.	188,600	1,354,688

		9,516,052

2 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 1.6%
Chemicals – 1.6%
Sika AG (REG)	9,733	$2,322,362

Total Common Stocks (cost $125,055,407)		136,342,397

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.43%(d)(e)(f) (cost $2,501,249)	2,501,249	2,501,249

Total Investments Before Security Lending Collateral for Securities Loaned – 98.8% (cost $127,556,656)		138,843,646

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.43%(d)(e)(f) (cost $2,281,882)	2,281,882	2,281,882

Total Investments – 100.4% (cost $129,838,538)		141,125,528
Other assets less liabilities – (0.4)%		(571,357)

Net Assets – 100.0%		$140,554,171

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	615	GBP	482	01/16/2025	$(11,653)
Bank of America, NA	USD	1,170	JPY	182,406	02/21/2025	(4,597)
Bank of America, NA	TWD	144,172	USD	4,466	02/27/2025	77,180
Barclays Bank PLC	GBP	3,939	USD	4,994	01/16/2025	63,246
Barclays Bank PLC	CNH	18,259	USD	2,525	01/23/2025	36,251
Barclays Bank PLC	USD	391	TWD	12,776	02/27/2025	(1,883)
BNP Paribas SA	GBP	1,260	USD	1,600	01/16/2025	23,214
BNP Paribas SA	USD	12,541	AUD	19,302	02/05/2025	(593,813)
BNP Paribas SA	USD	1,598	EUR	1,532	02/27/2025	(7,352)
BNP Paribas SA	USD	391	TWD	12,582	02/27/2025	(7,645)
Citibank, NA	GBP	404	USD	518	01/16/2025	12,082
Citibank, NA	USD	913	GBP	727	01/16/2025	(3,341)
Citibank, NA	EUR	894	USD	932	02/27/2025	3,852
Goldman Sachs Bank USA	USD	692	GBP	544	01/16/2025	(11,021)
Goldman Sachs Bank USA	USD	5,217	SEK	57,414	02/05/2025	(18,262)

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	USD	1,042	GBP	802	01/16/2025	$(37,894)
HSBC Bank USA	TWD	12,987	USD	404	02/27/2025	8,197
NatWest Markets PLC	GBP	477	USD	599	01/16/2025	2,194
State Street Bank & Trust Co.	GBP	2,569	USD	3,303	01/16/2025	87,631
State Street Bank & Trust Co.	USD	1,767	GBP	1,391	01/16/2025	(26,136)
State Street Bank & Trust Co.	AUD	1,897	USD	1,209	02/05/2025	34,704
State Street Bank & Trust Co.	SEK	4,529	USD	412	02/05/2025	2,143
State Street Bank & Trust Co.	SEK	4,069	USD	367	02/05/2025	(1,015)
State Street Bank & Trust Co.	USD	460	AUD	707	02/05/2025	(22,029)
State Street Bank & Trust Co.	JPY	296,867	USD	1,938	02/21/2025	40,893
State Street Bank & Trust Co.	JPY	56,731	USD	362	02/21/2025	(292)
State Street Bank & Trust Co.	USD	461	JPY	71,725	02/21/2025	(2,343)
State Street Bank & Trust Co.	CHF	326	USD	364	02/27/2025	3,141
State Street Bank & Trust Co.	EUR	4,089	USD	4,296	02/27/2025	50,613
State Street Bank & Trust Co.	USD	405	EUR	389	02/27/2025	(977)
UBS AG	GBP	638	USD	820	01/16/2025	20,943
UBS AG	HKD	9,461	USD	1,218	02/21/2025	(655)
UBS AG	USD	3,867	CHF	3,428	02/27/2025	(67,542)
UBS AG	INR	188,700	USD	2,217	03/06/2025	26,472

						$(325,694)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the market value of this security amounted to $3,347,003 or 2.4% of net assets.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Non-income producing security.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations: AUD – Australian Dollar CHF – Swiss Franc CNH – Chinese Yuan Renminbi (Offshore) EUR – Euro GBP – Great British Pound	HKD – Hong Kong Dollar INR – Indian Rupee JPY – Japanese Yen SEK – Swedish Krona TWD – New Taiwan Dollar USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

4 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

December 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $125,055,407)	$136,342,397	(a)
Affiliated issuers (cost $4,783,131—including investment of cash collateral for securities loaned of $2,281,882)	4,783,131
Foreign currencies, at value (cost $86,600)	86,432
Receivable for investment securities sold and foreign currency transactions	1,520,624
Unaffiliated dividends receivable	775,020
Unrealized appreciation on forward currency exchange contracts	492,756
Receivable for capital stock sold	25,028
Receivable due from Adviser	19,305
Affiliated dividends receivable	6,133

Total assets	144,050,826

Liabilities
Payable for collateral received on securities loaned	2,281,882
Unrealized depreciation on forward currency exchange contracts	818,450
Payable for capital stock redeemed	107,093
Advisory fee payable	93,148
Administrative fee payable	17,065
Transfer Agent fee payable	15,406
Distribution fee payable	931
Directors’ fees payable	274
Accrued expenses	162,406

Total liabilities	3,496,655

Net Assets	$140,554,171

Composition of Net Assets
Capital stock, at par	$1,357
Additional paid-in capital	224,789,587
Accumulated loss	(84,236,773)

Net Assets	$140,554,171

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,914,469	284,890	$10.23	*

C	$365,039	38,005	$9.61

Advisor	$137,274,663	13,244,173	$10.36

(a)	Includes securities on loan with a value of $4,708,499 (see Note E).
*	The maximum offering price per share for Class A shares was $10.68 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 5

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $55,173)	$583,340
Affiliated issuers	90,840
Interest	186
Securities lending income	7,484	$681,850

Expenses
Advisory fee (see Note B)	626,379
Distribution fee—Class A	3,974
Distribution fee—Class C	2,421
Transfer agency—Class A	529
Transfer agency—Class C	120
Transfer agency—Advisor Class	27,609
Custody and accounting	54,327
Administrative	42,807
Registration fees	27,481
Audit and tax	26,200
Legal	19,252
Printing	12,957
Directors’ fees	11,714
Miscellaneous	11,106

Total expenses	866,876
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(113,961)

Net expenses		752,915

Net investment loss		(71,065)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		5,078,075
Forward currency exchange contracts		(359,908)
Foreign currency transactions		340,488
Net change in unrealized appreciation (depreciation) of:
Investments		(7,794,798)
Forward currency exchange contracts		(795,486)
Foreign currency denominated assets and liabilities		(10,880)

Net loss on investment and foreign currency transactions		(3,542,509)

Net Decrease in Net Assets from Operations		$(3,613,574)

See notes to financial statements.

6 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(71,065)	$841,536
Net realized gain (loss) on investment transactions and foreign currency	5,058,655	(56,985,411)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(8,601,164)	32,959,077

Net decrease in net assets from operations	(3,613,574)	(23,184,798)
Distributions to Shareholders
Class A	(6,382)	– 0	–
Advisor Class	(882,032)	– 0	–
Capital Stock Transactions
Net decrease	(29,603,164)	(226,161,230)

Total decrease	(34,105,152)	(249,346,028)
Net Assets
Beginning of period	174,659,323	424,005,351

End of period	$140,554,171	$174,659,323

See notes to financial statements.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 7

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated International Growth Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows

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NOTES TO FINANCIAL STATEMENTS (continued)

which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$4,340,237		$29,696,736		$	– 0	–	$34,036,973
Consumer Discretionary	– 0	–	22,449,718			– 0	–	22,449,718
Health Care	– 0	–	21,161,574			– 0	–	21,161,574
Industrials	– 0	–	20,826,862			– 0	–	20,826,862
Consumer Staples	– 0	–	13,507,328			– 0	–	13,507,328
Communication Services	– 0	–	12,521,528			– 0	–	12,521,528
Financials	2,233,567		7,282,485			– 0	–	9,516,052
Materials	– 0	–	2,322,362			– 0	–	2,322,362
Short-Term Investments	2,501,249		– 0	–		– 0	–	2,501,249
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,281,882		– 0	–		– 0	–	2,281,882

Total Investments in Securities	11,356,935		129,768,593	(a)		– 0	–	141,125,528
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	492,756			– 0	–	492,756
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(818,450)			– 0	–	(818,450)

Total	$11,356,935		$129,442,899		$	– 0	–	$140,799,834

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund

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NOTES TO FINANCIAL STATEMENTS (continued)

amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and 0.90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. The Expense Caps may not be terminated by the Adviser before October 31, 2025. For the six months ended December 31, 2024, such reimbursements/waivers amounted to $108,827.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2024, the reimbursement for such services amounted to $42,807.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $10,709 for the six months ended December 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $6 from the sale of Class A shares and received $11 and $-0- in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2024.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2024, such waiver amounted to $3,396.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2024 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/24 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$767	$39,759	$38,025	$2,501	$91
AB Government Money Market Portfolio*	3,140	21,649	22,507	2,282	1

Total				$4,783	$92

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $5,214 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$40,544,892		$73,218,414
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$20,836,048
Gross unrealized depreciation	(9,874,752)

Net unrealized appreciation	$10,961,296

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended December 31, 2024, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended December 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$492,756	Unrealized depreciation on forward currency exchange contracts	$818,450

Total		$492,756		$818,450

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(359,908)	$(795,486)

Total		$(359,908)	$(795,486)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2024:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$40,920,128
Average principal amount of sale contracts	$40,954,325

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of December 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America, NA	$77,180	$(16,250)	$	– 0	–	$	– 0	–	$60,930
Barclays Bank PLC	99,497	(1,883)	– 0	–	– 0	–	97,614
BNP Paribas SA	23,214	(23,214)	– 0	–	– 0	–	– 0	–
Citibank, NA	15,934	(3,341)	– 0	–	– 0	–	12,593
HSBC Bank USA	8,197	(8,197)	– 0	–	– 0	–	– 0	–
NatWest Markets PLC	2,194	– 0	–	– 0	–	– 0	–	2,194
State Street Bank & Trust Co.	219,125	(52,792)	– 0	–	– 0	–	166,333
UBS AG	47,415	(47,415)	– 0	–	– 0	–	– 0	–

Total	$492,756	$(153,092)	$	– 0	–	$	– 0	–	$339,664	^

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America, NA	$16,250	$(16,250)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	1,883	(1,883)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	608,810	(23,214)	– 0	–	– 0	–	585,596
Citibank, NA	3,341	(3,341)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA	29,283	– 0	–	– 0	–	– 0	–	29,283
HSBC Bank USA	37,894	(8,197)	– 0	–	– 0	–	29,697
State Street Bank & Trust Co.	52,792	(52,792)	– 0	–	– 0	–	– 0	–
UBS AG	68,197	(47,415)	– 0	–	20,782

Total	$818,450	$(153,092)	$	– 0	–	$	– 0	–	$665,358	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If

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NOTES TO FINANCIAL STATEMENTS (continued)

the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2024 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$4,708,499	$2,281,882	$2,668,844	$6,579	$905	$1,738

*	As of December 31, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30, 2024		Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30, 2024

Class A
Shares sold	2,634	108,771		$28,762	$1,132,062

Shares issued in reinvestment of dividends	519	– 0	–	5,507	– 0	–

Shares converted from Class C	575	6,595		6,107	71,081

Shares redeemed	(18,034)	(316,580)		(196,788)	(3,443,556)

Net decrease	(14,306)	(201,214)		$(156,412)	$(2,240,413)

Class C
Shares sold	797	1,812		$7,984	$18,127

Shares converted to Class A	(613)	(6,987)		(6,107)	(71,081)

Shares redeemed	(17,524)	(43,311)		(180,693)	(426,602)

Net decrease	(17,340)	(48,486)		$(178,816)	$(479,556)

Advisor Class
Shares sold	1,129,753	7,331,884		$12,235,213	$74,583,948

Shares issued in reinvestment of dividends	62,739	– 0	–	675,072	– 0	–

Shares redeemed	(3,883,186)	(28,988,769)		(42,178,221)	(298,025,209)

Net decrease	(2,690,694)	(21,656,885)		$(29,267,936)	$(223,441,261)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 21

NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other

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NOTES TO FINANCIAL STATEMENTS (continued)

short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024			2023
Distributions paid from:
Ordinary income	$	– 0	–	$	– 0	–
Net long-term capital gains		– 0	–		– 0	–

Total taxable distributions	$	– 0	–	$	– 0	–

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$887,880

Accumulated capital and other losses	(98,419,591	)(a)
Unrealized appreciation (depreciation)	17,796,926	(b)

Total accumulated earnings (deficit)	$(79,734,785)

(a)	As of June 30, 2024, the Fund had a net capital loss carryforward of $98,419,591.

(b)The

differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2024, the Fund had a net short-term capital loss carryforward of $23,455,604 and a net long-term capital loss carryforward of $74,963,987, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.56	$ 10.96	$ 9.71	$ 15.33	$ 11.66	$ 11.02

Income From Investment Operations

Net investment income (loss)(a)(b)	(.02)	.01	.01	(.01)	.02	.01

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.29)	(.41)	1.24	(5.34)	3.86	.74

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.31)	(.40)	1.25	(5.35)	3.88	.75

Less: Dividends and Distributions

Dividends from net investment income	(.02)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.27)	(.21)	(.11)

Total dividends and distributions	(.02)	– 0	–	– 0	–	(.27)	(.21)	(.11)

Net asset value, end of period	$ 10.23	$ 10.56	$ 10.96	$ 9.71	$ 15.33	$ 11.66

Total Return

Total investment return based on net asset value(d)(e)	(2.92)%	(3.65)%	12.87%	(35.49)%	33.53%	6.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,914	$3,160	$5,484	$6,741	$10,284	$1,729

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.14	%^	1.14%	1.14%	1.12%	1.15%	1.22%

Expenses, before waivers/reimbursements(f)‡	1.28	%^	1.19%	1.14%	1.12%	1.17%	1.47%

Net investment income (loss)(b)	(.33	)%^	.07%	.07%	(.05)%	.14%	.12%

Portfolio turnover rate	25%	40%	33%	24%	25%	30%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.00%	.00%	.00%	.01%

See footnote summary on page 27.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.93	$ 10.38	$ 9.27	$ 14.77	$ 11.32	$ 10.78

Income From Investment Operations

Net investment loss(a)(b)	(.05)	(.06)	(.06)	(.12)	(.09)	(.08)

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.27)	(.39)	1.17	(5.11)	3.75	.73

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.32)	(.45)	1.11	(5.23)	3.66	.65

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.27)	(.21)	(.11)

Net asset value, end of period	$ 9.61	$ 9.93	$ 10.38	$ 9.27	$ 14.77	$ 11.32

Total Return

Total investment return based on net asset value(d)(e)	(3.22)%	(4.34)%	11.97%	(36.03)%	32.59%	5.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$365	$550	$1,078	$909	$1,909	$426

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.89	%^	1.89%	1.90%	1.87%	1.90%	1.99%

Expenses, before waivers/reimbursements(f)‡	2.04	%^	1.95%	1.90%	1.87%	1.93%	2.27%

Net investment loss(b)	(1.05	)%^	(.65)%	(.63)%	(.89)%	(.66)%	(.79)%

Portfolio turnover rate	25%	40%	33%	24%	25%	30%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.00%	.00%	.00%	.01%

See footnote summary on page 27.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 10.73		$ 11.10		$ 9.81		$ 15.46		$ 11.73		$ 11.06

Income From Investment Operations

Net investment income(a)(b)	– 0	–	.03		.04		.03		.05		.04

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.31)		(.40)		1.25		(5.41)		3.89		.75

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (c)

Net increase (decrease) in net asset value from operations	(.31)		(.37)		1.29		(5.38)		3.94		.79

Less: Dividends and Distributions

Dividends from net investment income	(.06)		– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.27)		(.21)		(.11)

Total dividends and distributions	(.06)		– 0	–	– 0	–	(.27)		(.21)		(.12)

Net asset value, end of period	$ 10.36		$ 10.73		$ 11.10		$9.81		$ 15.46		$ 11.73

Total Return

Total investment return based on net asset value(d)(e)	(2.88)%		(3.33)%		13.15%		(35.38)%		33.84%		7.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$137,275		$170,949		$417,443		$367,324		$480,418		$160,265

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.89	%^	.89%		.89%		.87%		.90%		.98%

Expenses, before waivers/reimbursements(f)‡	1.03	%^	.93%		.89%		.87%		.93%		1.23%

Net investment income (loss)(b)	(.08	)%^	.28%		.36%		.24%		.32%		.37%

Portfolio turnover rate	25%		40%		33%		24%		25%		30%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.00%		.00%		.00%		.01%

See footnote summary on page 27.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of proceeds received from Adviser which enhanced the Fund’s performance for the year ended June 30, 2020 by 0.02%.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended December 31, 2024 and the years ended June 30, 2024 and June 30, 2020, such waiver amounted to .01%(annualized), .01% and. 01%, respectively.

^	Annualized.

See notes to financial statements.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 27

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser (the “Advisory Agreement”) in respect of AB Concentrated International Growth Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

28 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 29

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provide (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

30 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 31

by others. The directors noted that the Fund’s expense ratio was close to a median. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

CIG-0152-1224

DEC 12.31.24

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SELECT US LONG/SHORT PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 72.1%
Information Technology – 20.2%
Communications Equipment – 0.6%
Cisco Systems, Inc.	147,313	$8,720,930

IT Services – 0.6%
International Business Machines Corp.	42,479	9,338,158

Semiconductors & Semiconductor Equipment – 7.6%
Advanced Micro Devices, Inc.(a)	23,991	2,897,873
Applied Materials, Inc.	35,630	5,794,507
Broadcom, Inc.	77,911	18,062,886
Intel Corp.	114,123	2,288,166
NVIDIA Corp.	489,812	65,776,854
NXP Semiconductors NV	35,506	7,379,922
Texas Instruments, Inc.	40,302	7,557,028

		109,757,236

Software – 6.3%
Adobe, Inc.(a)	20,499	9,115,495
Microsoft Corp.(b)	148,329	62,520,674
Oracle Corp.(b)	52,869	8,810,090
Salesforce, Inc.	29,940	10,009,840

		90,456,099

Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.(b)	268,274	67,181,175
Dell Technologies, Inc. – Class C	25,761	2,968,698
Epic Games, Inc.(a)(c)(d)	5,074	3,361,043

		73,510,916

		291,783,339

Financials – 14.9%
Banks – 5.0%
Bank of America Corp.	448,612	19,716,497
Fifth Third Bancorp	267,566	11,312,690
JPMorgan Chase & Co.	95,688	22,937,371
Wells Fargo & Co.(b)	262,198	18,416,788

		72,383,346

Capital Markets – 1.4%
Goldman Sachs Group, Inc. (The)	26,239	15,024,976
Jefferies Financial Group, Inc.	72,599	5,691,762

		20,716,738

Consumer Finance – 1.5%
Capital One Financial Corp.	106,508	18,992,506
SLM Corp.	50,050	1,380,379
Stripe, Inc.(a)(c)(d)	24,598	704,487

		21,077,372

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financial Services – 5.6%
Apollo Global Management, Inc.	99,433	$16,422,355
Berkshire Hathaway, Inc. – Class B(a)	101,804	46,145,717
Federal National Mortgage Association(a)	680,554	2,232,217
Visa, Inc. – Class A(b)	48,972	15,477,111

		80,277,400

Insurance – 1.4%
Chubb Ltd.	39,657	10,957,229
Progressive Corp. (The)	39,387	9,437,519

		20,394,748

		214,849,604

Communication Services – 9.6%
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	745,548	16,976,128

Entertainment – 2.5%
IMAX Corp.(a)(e)	21,418	548,301
Netflix, Inc.(a)	16,626	14,819,086
Spotify Technology SA(a)	12,391	5,543,486
Walt Disney Co. (The)(b)	130,233	14,501,444

		35,412,317

Interactive Media & Services – 5.6%
Alphabet, Inc. – Class A	252,914	47,876,620
Meta Platforms, Inc. – Class A(b)	57,129	33,449,601

		81,326,221

Wireless Telecommunication Services – 0.3%
T-Mobile US, Inc.	21,410	4,725,830

		138,440,496

Health Care – 7.6%
Biotechnology – 1.0%
AbbVie, Inc.	81,860	14,546,522

Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	116,710	13,201,068
Stryker Corp.	19,121	6,884,516

		20,085,584

Health Care Providers & Services – 2.9%
Cigna Group (The)	18,415	5,085,118
HCA Healthcare, Inc.	27,077	8,127,162
McKesson Corp.	20,543	11,707,661
UnitedHealth Group, Inc.	33,204	16,796,575

		41,716,516

2 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.6%
Thermo Fisher Scientific, Inc.	15,836	$8,238,363

Pharmaceuticals – 1.7%
Eli Lilly & Co.	15,716	12,132,752
Johnson & Johnson(b)	86,410	12,496,614

		24,629,366

		109,216,351

Industrials – 6.0%
Aerospace & Defense – 1.9%
Boeing Co. (The)(a)	16,704	2,956,608
Northrop Grumman Corp.	14,840	6,964,264
RTX Corp.	156,692	18,132,398

		28,053,270

Building Products – 0.2%
Carrier Global Corp.	50,777	3,466,038

Construction & Engineering – 0.1%
API Group Corp.(a)	28,307	1,018,203

Electrical Equipment – 0.2%
GE Vernova, Inc.	7,915	2,603,481

Ground Transportation – 1.4%
CSX Corp.	191,831	6,190,386
Norfolk Southern Corp.	19,633	4,607,865
Uber Technologies, Inc.(a)	52,601	3,172,892
Union Pacific Corp.	24,789	5,652,884

		19,624,027

Industrial Conglomerates – 1.7%
3M Co.	138,450	17,872,511
Honeywell International, Inc.	31,751	7,172,233

		25,044,744

Machinery – 0.5%
Parker-Hannifin Corp.	10,586	6,733,013

		86,542,776

Consumer Discretionary – 4.4%
Broadline Retail – 2.8%
Amazon.com, Inc.(a)(b)	185,293	40,651,431

Hotels, Restaurants & Leisure – 0.6%
Booking Holdings, Inc.	1,743	8,659,956

Specialty Retail – 1.0%
Home Depot, Inc. (The)(b)	35,591	13,844,543

		63,155,930

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 3.8%
Beverages – 0.8%
Coca-Cola Co. (The)	111,525	$6,943,546
PepsiCo, Inc.	25,645	3,899,579

		10,843,125

Consumer Staples Distribution & Retail – 1.2%
Costco Wholesale Corp.	10,052	9,210,346
Walmart, Inc.	96,067	8,679,654

		17,890,000

Household Products – 1.1%
Procter & Gamble Co. (The)	97,422	16,332,798

Tobacco – 0.7%
Philip Morris International, Inc.	83,944	10,102,660

		55,168,583

Energy – 3.3%
Oil, Gas & Consumable Fuels – 3.3%
Cheniere Energy, Inc.	47,582	10,223,944
EOG Resources, Inc.(b)	154,915	18,989,481
Exxon Mobil Corp.	167,659	18,035,079

		47,248,504

Utilities – 1.9%
Electric Utilities – 1.9%
Constellation Energy Corp.	16,108	3,603,521
NextEra Energy, Inc.	125,063	8,965,766
PPL Corp.	479,970	15,579,826

		28,149,113

Materials – 0.4%
Chemicals – 0.4%
Sherwin-Williams Co. (The)	18,687	6,352,272

Total Common Stocks (cost $902,835,523)		1,040,906,968

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square Holdings Ltd., – Class A, expiring 07/24/2027(a)(c)(d)(f) (cost $52,400)	9,228	– 0	–

4 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 27.1%
Investment Companies – 27.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.43%(g)(h)(i) (cost $390,380,649)	390,380,649	$390,380,649

Total Investments Before Securities Sold Short – 99.2% (cost $1,293,268,572)		1,431,287,617

SECURITIES SOLD SHORT – (1.2)%
INVESTMENT COMPANIES – (0.7)%
Funds and Investment Trusts – (0.7)%(h)
Invesco CurrencyShares Euro Currency Trust	(13,539)	(1,295,141)
iShares 20+ Year Treasury Bond ETF	(95,050)	(8,300,716)

Total Investment Companies (proceeds $10,561,611)		(9,595,857)

COMMON STOCKS – (0.5)%
Real Estate – (0.1)%
Hotel & Resort REITs – 0.0%
Chatham Lodging Trust	(63,776)	(570,795)

Retail REITs – (0.1)%
Acadia Realty Trust	(48,139)	(1,163,039)
Agree Realty Corp.	(9,620)	(677,729)

		(1,840,768)

		(2,411,563)

Information Technology – (0.1)%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. – Class A	(11,916)	(827,566)

Software – (0.1)%
Roper Technologies, Inc.	(1,861)	(967,441)

		(1,795,007)

Financials – (0.1)%
Financial Services – 0.0%
Western Union Co. (The)	(32,700)	(346,620)

Mortgage Real Estate Investment Trusts (REITs) – (0.1)%
Blackstone Mortgage Trust, Inc. – Class A	(46,674)	(812,594)

		(1,159,214)

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – (0.1)%
Interactive Media & Services – (0.1)%
Yelp, Inc.(a)	(27,078)	$(1,047,919)

Industrials – (0.1)%
Machinery – (0.1)%
Snap-on, Inc.	(2,811)	(954,278)

Total Common Stocks (proceeds $6,697,977)		(7,367,981)

Total Securities Sold Short (proceeds $17,259,588)		(16,963,838)

Total Investments, Net of Securities Sold Short – 98.0% (cost $1,276,008,984)		1,414,323,779
Other assets less liabilities – 2.0%		28,478,298

Net Assets – 100.0%		$1,442,802,077

(a)	Non-income producing security.

(b)	Position, or a portion thereof, has been segregated to collateralize short sales.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

(e)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(f)	Escrow shares.

(g)	Affiliated investments.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

See notes to financial statements.

6 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

December 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $902,887,923)	$1,040,906,968	(a)
Affiliated issuers (cost $390,380,649)	390,380,649
Cash	235
Foreign currencies, at value (cost $1,077,471)	1,027,483
Deposit at broker for securities sold short	23,825,510
Receivable for investment securities sold	10,660,636
Affiliated dividends receivable	1,469,496
Receivable for capital stock sold	711,631
Unaffiliated dividends receivable	589,504
Receivable due from Adviser	59,118
Other assets	180,000

Total assets	1,469,811,230

Liabilities
Payable for securities sold short, at value (proceeds received $17,259,588)	16,963,838
Payable for investment securities purchased	6,850,421
Advisory fee payable	1,822,433
Payable for capital stock redeemed	912,053
Distribution fee payable	42,461
Dividend expense payable	39,948
Transfer Agent fee payable	20,020
Administrative fee payable	18,755
Directors’ fees payable	24
Accrued expenses	339,200

Total liabilities	27,009,153

Net Assets	$1,442,802,077

Composition of Net Assets
Capital stock, at par	$9,743
Additional paid-in capital	1,320,500,680
Distributable earnings	122,291,654

Net Assets	$1,442,802,077

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$117,027,743	8,156,347	$14.35	*

C	$21,353,226	1,662,808	$12.84

Advisor	$1,271,248,419	85,391,641	$14.89

I	$33,172,689	2,218,459	$14.95

(a)	Includes securities on loan with a value of $271,360 (see Note E).

*	The maximum offering price per share for Class A shares was $14.99 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 7

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2024 (unaudited)

Investment Income
Dividends
Affiliated issuers	$9,942,776
Unaffiliated issuers (net of foreign taxes withheld of $12,299)	6,760,987
Interest	242,876	$16,946,639

Expenses
Advisory fee (see Note B)	11,165,951
Distribution fee—Class A	153,299
Distribution fee—Class C	112,370
Transfer agency—Class A	38,096
Transfer agency—Class C	6,997
Transfer agency—Advisor Class	406,795
Transfer agency—Class I	3,348
Custody and accounting	94,633
Registration fees	54,105
Printing	50,936
Administrative	44,841
Audit and tax	29,069
Legal	23,784
Directors’ fees	20,230
Miscellaneous	36,799

Total operating expenses (see Note B)	12,241,253
Dividend expense on securities sold short and interest expense	291,241
Total expenses	12,532,494
Less: expenses waived and reimbursed by the Adviser (see Note B & E)	(353,171)

Net expenses		12,179,323

Net investment income		4,767,316

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		89,935,515
Securities sold short		(55,701)
Futures		(281,751)
Net change in unrealized appreciation (depreciation) of:
Investments		(4,071,259)
Securities sold short		387,343
Foreign currency denominated assets and liabilities		(9,781)

Net gain on investment and foreign currency transactions		85,904,366

Net Increase in Net Assets from Operations		$90,671,682

See notes to financial statements.

8 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,767,316		$14,418,356
Net realized gain on investment and foreign currency transactions	89,598,063		155,744,136
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(3,693,697)		39,539,880

Net increase in net assets from operations	90,671,682		209,702,372
Distributions to Shareholders
Class A	(7,999,020)		(1,315,580)
Class C	(1,515,579)		(3,075)
Advisor Class	(87,187,802)		(16,225,563)
Class R	– 0	–	(3,225)
Class K	– 0	–	(172)
Class I	(2,281,433)		(446,677)
Capital Stock Transactions
Net increase (decrease)	10,957,963		(205,369,115)

Total increase (decrease)	2,645,811		(13,661,035)
Net Assets
Beginning of period	1,440,156,266		1,453,817,301

End of period	$1,442,802,077		$1,440,156,266

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 9

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Long/Short Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

10 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 11

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified

12 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Information Technology	$288,422,296		$	– 0	–	$3,361,043		$291,783,339
Financials	214,145,117			– 0	–	704,487		214,849,604
Communication Services	138,440,496			– 0	–	– 0	–	138,440,496
Health Care	109,216,351			– 0	–	– 0	–	109,216,351
Industrials	86,542,776			– 0	–	– 0	–	86,542,776
Consumer Discretionary	63,155,930			– 0	–	– 0	–	63,155,930
Consumer Staples	55,168,583			– 0	–	– 0	–	55,168,583
Energy	47,248,504			– 0	–	– 0	–	47,248,504
Utilities	28,149,113			– 0	–	– 0	–	28,149,113
Materials	6,352,272			– 0	–	– 0	–	6,352,272
Warrants	– 0	–		– 0	–	0	(a)	– 0	–
Short-Term Investments	390,380,649			– 0	–	– 0	–	390,380,649
Liabilities:
Investment Companies	(9,595,857)			– 0	–	– 0	–	(9,595,857)
Common Stocks:
Real Estate	(2,411,563)			– 0	–	–0	–	(2,411,563)
Information Technology	(1,795,007)			– 0	–	– 0	–	(1,795,007)
Financials	(1,159,214)			– 0	–	– 0	–	(1,159,214)
Communication Services	(1,047,919)			– 0	–	– 0	–	(1,047,919)
Industrials	(954,278)			– 0	–	– 0	–	(954,278)

Total Investments in Securities	1,410,258,249			– 0	–	4,065,530	(a)	1,414,323,779
Other Financial Instruments(b)	– 0	–		– 0	–	– 0	–	– 0	–

Total	$1,410,258,249		$	– 0	–	$4,065,530	(a)	$1,414,323,779

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 13

NOTES TO FINANCIAL STATEMENTS (continued)

were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

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6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.50% of the first $2.5 billion and 1.475% thereafter of the Fund’s average daily net assets. The Adviser

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NOTES TO FINANCIAL STATEMENTS (continued)

has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding dividend expense, borrowing costs and brokerage expense on securities sold short) on an annual basis (the “Expense Caps”) to 1.90%, 2.65%, 1.65% and 1.65%, of average daily net assets for Class A, Class C, Advisor Class and Class I shares, respectively. For the six months ended December 31, 2024, there was no such reimbursement. The Expense Caps may not be terminated by the Adviser before October 31, 2025.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2024, the reimbursement for such services amounted to $44,841.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $104,835 for the six months ended December 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,859 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2024.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2024, such waiver amounted to $353,171.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2024 is as follows:

Fund	Market Value 6/30/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/24 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$391,837		$282,432	$283,888	$390,381		$9,943
AB Government Money Market Portfolio*	– 0	–	27	27	– 0	–	– 0	–

Total					$390,381		$9,943

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,722,362 for Class C Shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2024, were as follows:

	Purchases	Sales		Securities Sold Short		Covers on Securities Sold Short
Investment securities (excluding U.S. government securities)	$1,155,353,947	$1,242,847,241		$34,038,065		$29,626,255
U.S. government securities	2,264,329	– 0	–	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross Unrealized
Appreciation on Investments	Depreciation on Investments	Net Unrealized Appreciation on Investments	Net Unrealized appreciation on Securities Sold Short		Net Unrealized Appreciation
$146,436,863	$(8,417,818)	$138,019,045	$295,750	(a)	$138,314,795

(a)	Gross unrealized appreciation was $1,432,279 and gross unrealized depreciation was $(1,136,529), resulting in net unrealized appreciation of $295,750.

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

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At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

During the six months ended December 31, 2024, the Fund held futures for hedging purposes.

During the six months ended December 31, 2024, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(281,751)	$–0–

Total		$(281,751)	$–0–

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2024:

Futures:
Average notional amount of buy contracts	$12,376,110	(a)
Average notional amount of sale contracts	$14,851,332	(a)

(a)	Positions were open for less than one month during the period.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of

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NOTES TO FINANCIAL STATEMENTS (continued)

currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of settlement. The Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. The Fund is liable to the buyer for any dividends/interest payable on securities while those securities are in a short position. These dividends/interest are recorded as an expense of the Fund. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the

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NOTES TO FINANCIAL STATEMENTS (continued)

normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2024 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers		Income Earned		Advisory Fee Waived
$271,360	$	– 0 –	$267,993	$	– 0 –	$	– 0 –	$	– 0 –

*	As of December 31, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30, 2024	Six Months Ended December 31, 2024 (unaudited)			Year Ended June 30, 2024

Class A
Shares sold	543,672		1,027,086		$8,208,709		$13,381,542

Shares issued in reinvestment of dividends and distributions	461,411		83,194		6,731,991		1,054,070

Shares converted from Class C	99,131		417,383		1,473,464		5,374,837

Shares redeemed	(1,296,153)		(1,910,928)		(19,550,071)		(25,163,776)

Net decrease	(191,939)		(383,265)		$(3,135,907)		$(5,353,327)

Class C
Shares sold	158,015		113,608		$2,151,691		$1,400,120

Shares issued in reinvestment of distributions	101,370		224		1,323,892		2,575

Shares converted to Class A	(110,245)		(464,526)		(1,473,464)		(5,374,837)

Shares redeemed	(233,973)		(435,149)		(3,167,718)		(5,137,180)

Net decrease	(84,833)		(785,843)		$(1,165,599)		$(9,109,322)

Advisor Class
Shares sold	8,129,984		15,488,614		$125,637,175		$212,139,703

Shares issued in reinvestment of dividends and distributions	3,952,381		849,950		59,799,516		11,134,342

Shares redeemed	(11,056,341)		(30,197,270)		(171,716,247)		(409,977,287)

Net increase (decrease)	1,026,024		(13,858,706)		$13,720,444		$(186,703,242)

Class R
Shares sold	– 0	–	990	$	– 0	–	$12,458

Shares issued in reinvestment of dividends and distributions	– 0	–	264		– 0	–	3,225

Shares redeemed	– 0	–	(30,322)		– 0	–	(401,809)

Net increase (decrease)	– 0	–	(29,068)	$	– 0	–	$(386,126)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30, 2024	Six Months Ended December 31, 2024 (unaudited)			Year Ended June 30, 2024

Class K
Shares redeemed	– 0	–	(1,001)	$	– 0	–	$(14,281)

Net increase (decrease)	– 0	–	(1,001)	$	– 0	–	$(14,281)

Class I
Shares sold	11,974		126,932		$186,706		$1,711,863

Shares issued in reinvestment of dividends and distributions	149,909		33,895		2,278,622		446,055

Shares redeemed	(60,885)		(438,824)		(926,303)		(5,960,735)

Net increase (decrease)	100,998		(277,997)		$1,539,025		$(3,802,817)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the

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NOTES TO FINANCIAL STATEMENTS (continued)

party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon,

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NOTES TO FINANCIAL STATEMENTS (continued)

quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$17,994,292		$49,429,073
Net long-term capital gains	– 0	–	48,542,636

Total taxable distributions paid	$17,994,292		$97,971,709

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$21,798,879
Undistributed capital gains	34,289,838	(a)
Unrealized appreciation (depreciation)	74,515,089	(b)

Total accumulated earnings (deficit)	$130,603,806

(a)	During the fiscal year, the Fund utilized $42,217,293 of capital loss carry forwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2024, the Fund did not have any capital loss carryforwards.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 14.47	$ 12.62	$ 12.67	$ 14.91	$ 12.48	$ 12.54

Income From Investment Operations

Net investment income (loss)(a)(b)	.03	.11	.07	(.11)	(.12)	(.04)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.88	1.89	.68	(.39)	3.14	.42

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.91	2.00	.75	(.50)	3.02	.38

Less: Dividends and Distributions

Dividends from net investment income	(.07)	(.15)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.96)	– 0	–	(.80)	(1.74)	(.59)	(.44)

Total dividends and distributions	(1.03)	(.15)	(.80)	(1.74)	(.59)	(.44)

Net asset value, end of period	$ 14.35	$ 14.47	$ 12.62	$ 12.67	$ 14.91	$ 12.48

Total Return

Total investment return based on net asset value(d)*	6.17%	16.11%	6.20%	(4.49)%	24.80%	3.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$117,028	$120,783	$110,152	$118,590	$111,374	$83,866

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.85	%^	1.91%	1.91%	1.83%	1.86%	1.91%

Expenses, before waivers/reimbursements(e)(f)‡	1.90	%^	1.96%	1.95%	1.86%	1.88%	1.94%

Net investment income (loss)(b)	.43	%^	.82%	.58%	(.78)%	(.90)%	(.28)%

Portfolio turnover rate (excluding securities sold short)	108%	242%	372%	242%	181%	191%

Portfolio turnover rate (including securities sold short)	109%	253%	382%	243%	181%	207%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.05%	.05%	.03%	.02%	.04%

See footnote summary on page 31.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 13.03	$ 11.32	$ 11.53	$ 13.82	$ 11.68	$ 11.85

Income From Investment Operations

Net investment income (loss)(a)(b)	(.02)	.01	(.02)	(.20)	(.21)	(.12)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.79	1.70	.61	(.35)	2.94	.39

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.77	1.71	.59	(.55)	2.73	.27

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.00	)(c)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.96)	– 0	–	(.80)	(1.74)	(.59)	(.44)

Total dividends and distributions	(.96)	(.00	)(c)	(.80)	(1.74)	(.59)	(.44)

Net asset value, end of period	$ 12.84	$ 13.03	$ 11.32	$ 11.53	$ 13.82	$ 11.68

Total Return

Total investment return based on net asset value(d)*	5.78%	15.12%	5.49%	(5.18)%	23.91%	2.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,353	$22,777	$28,672	$44,732	$59,740	$64,205

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	2.60	%^	2.66%	2.65%	2.58%	2.61%	2.66%

Expenses, before waivers/reimbursements(e)(f)‡	2.65	%^	2.71%	2.69%	2.61%	2.63%	2.69%

Net investment income (loss)(b)	(.33	)%^	.06%	(.21)%	(1.54)%	(1.65)%	(1.01)%

Portfolio turnover rate (excluding securities sold short)	108%	242%	372%	242%	181%	191%

Portfolio turnover rate (including securities sold short)	109%	253%	382%	243%	181%	207%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.05%	.05%	.03%	.02%	.04%

See footnote summary on page 31.

28 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 14.99	$ 13.06	$ 13.06	$ 15.29	$ 12.74	$ 12.78

Income From Investment Operations

Net investment income (loss)(a)(b)	.05	.15	.11	(.08)	(.09)	(.00	)(c)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.92	1.96	.69	(.41)	3.23	.42

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.97	2.11	.80	(.49)	3.14	.42

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.18)	– 0	–	– 0	–	– 0	–	(.02)

Distributions from net realized gain on investment transactions	(.96)	– 0	–	(.80)	(1.74)	(.59)	(.44)

Total dividends and distributions	(1.07)	(.18)	(.80)	(1.74)	(.59)	(.46)

Net asset value, end of period	$ 14.89	$ 14.99	$ 13.06	$ 13.06	$ 15.29	$ 12.74

Total Return

Total investment return based on net asset value(d)*	6.33%	16.36%	6.49%	(4.24)%	25.17%	3.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,271,248	$1,264,716	$1,283,192	$1,506,544	$1,202,820	$876,972

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.60	%^	1.66%	1.65%	1.58%	1.61%	1.66%

Expenses, before waivers/reimbursements(e)(f)‡	1.65	%^	1.71%	1.70%	1.61%	1.63%	1.69%

Net investment income (loss)(b)	.68	%^	1.07%	.82%	(.53)%	(.65)%	(.03)%

Portfolio turnover rate (excluding securities sold short)	108%	242%	372%	242%	181%	191%

Portfolio turnover rate (including securities sold short)	109%	253%	382%	243%	181%	207%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.05%	.05%	.03%	.02%	.04%

See footnote summary on page 31.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended December 31, 2024 (unaudited)	Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 15.06	$ 13.12	$ 13.11	$ 15.33	$ 12.78	$ 12.81

Income From Investment Operations

Net investment income (loss)(a)(b)	.06	.15	.11	(.07)	(.09)	.00	(c)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.90	1.98	.70	(.41)	3.23	.44

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.96	2.13	.81	(.48)	3.14	.44

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.19)	– 0	–	– 0	–	– 0	–	(.03)

Distributions from net realized gain on investment transactions	(.96)	– 0	–	(.80)	(1.74)	(.59)	(.44)

Total dividends and distributions	(1.07)	(.19)	(.80)	(1.74)	(.59)	(.47)

Net asset value, end of period	$ 14.95	$ 15.06	$ 13.12	$ 13.11	$ 15.33	$ 12.78

Total Return

Total investment return based on net asset value(d)*	6.35%	16.37%	6.54%	(4.22)%	25.17%	3.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,173	$31,880	$31,435	$34,177	$38,385	$16,674

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.56	%^	1.62%	1.60%	1.55%	1.60%	1.62%

Expenses, before waivers/reimbursements(e)(f)‡	1.61	%^	1.66%	1.65%	1.57%	1.62%	1.66%

Net investment income (loss)(b)	.72	%^	1.12%	.89%	(.50)%	(.64)%	.01%

Portfolio turnover rate (excluding securities sold short)	108%	242%	372%	242%	181%	191%

Portfolio turnover rate (including securities sold short)	109%	253%	382%	243%	181%	207%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.05%	.05%	.03%	.02%	.04%
See footnote summary on page 31.

30 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude dividend expense on securities sold short and interest expense:

	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	1.81	%^	1.83%	1.84%	1.83%	1.85%	1.86%
Before waivers/reimbursements	1.86	%^	1.87%	1.88%	1.85%	1.88%	1.89%
Class C
Net of waivers/reimbursements	2.56	%^	2.58%	2.58%	2.57%	2.60%	2.60%
Before waivers/reimbursements	2.61	%^	2.62%	2.63%	2.60%	2.63%	2.64%
Advisor Class
Net of waivers/reimbursements	1.56	%^	1.58%	1.59%	1.58%	1.60%	1.61%
Before waivers/reimbursements	1.61	%^	1.62%	1.63%	1.61%	1.63%	1.64%
Class I
Net of waivers/reimbursements	1.52	%^	1.53%	1.53%	1.54%	1.60%	1.57%
Before waivers/reimbursements	1.57	%^	1.57%	1.57%	1.57%	1.62%	1.61%

^	Annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended December 31, 2024 and the years ended June 30, 2024, June 30, 2023, June 30, 2022, June 30, 2021 and June 30, 2020, such waiver amounted to .05% (annualized), .04%, .05%, .03%, .03% and .04%, respectively.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended June 30, 2024 and June 30, 2020 by .01% and .03%, respectively.

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 31

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Long/Short Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the

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investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 33

receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. They also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees

34 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains a breakpoint that reduces the fee rate on assets above a specified level. The

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 35

directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed the breakpoint in the future.

36 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

AB SELECT US LONG/SHORT PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SULS-0152-1224

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

At a Special Meeting held on July 18, 2024, shareholders of AB Concentrated Growth Fund (the “Fund”), a series of AB Cap Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	241,817,054.602	1,923,338.642	38,402.950	N/A
Alexander Chaloff	242,065,179.350	1,675,213.884	32,125.450	N/A
R. Jay Gerken	241,844,520.876	1,895,872.358	34,077.520	N/A
Jeffrey R. Holland	241,944,094.407	1,796,298.827	33,671.480	N/A
Jeanette W. Loeb	237,344,214.968	6,396,178.266	72.569.540	N/A
Carol C. McMullen	242,116,730.568	1,623,662.666	71,369.030	N/A
Garry L. Moody	241,543,876.777	2,196,516.457	30,858.800	N/A
Emilie D. Wrapp	242,060,815.730	1,679,577.504	78,162.590	N/A

At a Special Meeting held on July 18, 2024, shareholders of AB Concentrated International Growth Portfolio (the “Fund”), a series of AB Cap Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	241,817,054.602	1,923,338.642	38,402.950	N/A
Alexander Chaloff	242,065,179.350	1,675,213.884	32,125.450	N/A
R. Jay Gerken	241,844,520.876	1,895,872.358	34,077.520	N/A
Jeffrey R. Holland	241,944,094.407	1,796,298.827	33,671.480	N/A
Jeanette W. Loeb	237,344,214.968	6,396,178.266	72.569.540	N/A
Carol C. McMullen	242,116,730.568	1,623,662.666	71,369.030	N/A
Garry L. Moody	241,543,876.777	2,196,516.457	30,858.800	N/A
Emilie D. Wrapp	242,060,815.730	1,679,577.504	78,162.590	N/A

At a Special Meeting held on July 18, 2024, shareholders of AB Select US Long/Short Portfolio (the “Fund”), a series of AB Cap Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	241,817,054.602	1,923,338.642	38,402.950	N/A
Alexander Chaloff	242,065,179.350	1,675,213.884	32,125.450	N/A
R. Jay Gerken	241,844,520.876	1,895,872.358	34,077.520	N/A
Jeffrey R. Holland	241,944,094.407	1,796,298.827	33,671.480	N/A
Jeanette W. Loeb	237,344,214.968	6,396,178.266	72.569.540	N/A
Carol C. McMullen	242,116,730.568	1,623,662.666	71,369.030	N/A
Garry L. Moody	241,543,876.777	2,196,516.457	30,858.800	N/A
Emilie D. Wrapp	242,060,815.730	1,679,577.504	78,162.590	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	February 26, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	February 26, 2025